Commitments and Contingencies (Details) - USD ($)		1 Months Ended	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Feb. 12, 2021	Sep. 30, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description	The underwriters are entitled to an underwriting discount of $0.20 per Unit, or $6.0 million in the aggregate (or $6.9 million in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. An additional fee of $0.35 per Unit, or $10.5 million in the aggregate (or approximately $12.1 million in the aggregate		the underwriters were entitled to an underwriting discount of $0.20 per Unit on 31,740,000 Units, or approximately $6.3 million, paid upon the closing of the Initial Public Offering. An additional fee of $0.35 per Unit, or approximately $12.1 million in the aggregate	the underwriters were entitled to an underwriting discount of $0.20 per Unit on 31,740,000 Units, or approximately $6.3 million, paid upon the closing of the Initial Public Offering. An additional fee of $0.35 per Unit, or approximately $12.1 million in the aggregate
Aggregate payable amount		$ 1,150,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units (in Shares)			4,500,000	4,500,000
Anchor Investors [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting commission (in Dollars)			$ 2,760,000	$ 2,760,000
Units sold			2,405,700	2,405,700